Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 1,269,248	R$ 510,975
Short-term investment	588,259	416,693
Total cash and cash equivalents	R$ 1,857,507	R$ 927,668	R$ 2,899,060	R$ 1,829,097